Acquisition of Trend Discovery Holdings, Inc. (Details 1) - TREND DISCOVERY HOLDINGS, INC [Member] - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Revenues	$ 134	$ 1,109
Net loss	$ (11,494)	$ (8,884)
Net loss per share	$ (0.18)	$ (0.16)